Other Financial Assets - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 15, 2019	Dec. 31, 2018	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2017
Disclosure of financial assets [line items]
Net Cash Unrestricted		$ 45,665	$ 53,198		$ 80,231
Yellowhead [Member]
Disclosure of financial assets [line items]
Percentage of equity interest acquiree	21.00%	21.00%
Surety Bonds [Member] | Canadian Chartered Bank [Member]
Disclosure of financial assets [line items]
Collateralized Bond Amount				$ 37,500
Letter of Credit Issued				50,000
Surety Bonds [Member] | Cariboo [Member]
Disclosure of financial assets [line items]
Letter of Credit Issued				12,500
Florence copper project [member]
Disclosure of financial assets [line items]
Collateralized Bond Amount				8,260
Florence copper project [member] | Reclamation deposits [member]
Disclosure of financial assets [line items]
Cash Collateral Reclamation of Deposits				2,140
Gibraltar Joint Venture [member]
Disclosure of financial assets [line items]
Net Cash Unrestricted		$ 47,707	$ 54,454
Gibraltar Joint Venture [member] | Surety Bonds [Member]
Disclosure of financial assets [line items]
Letter of Credit Issued				50,000
Gibraltar Joint Venture [member] | Reclamation deposits [member]
Disclosure of financial assets [line items]
Net Cash Unrestricted				6,200
Reclamation deposits				$ 30,000
Marketable securities [member] | Yellowhead Mining Inc. [member]
Disclosure of financial assets [line items]
Fair value of ownership interest		$ 2,810